Loans Held for Investment	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Loans Held for Investment

Note 3 – Loans Held for Investment

The composition of net loans held for investment by class as of December 31, 2020 and 2019 is as follows:

	2020	2019
	(dollars in thousands)
Commercial
Commercial	$64,334	$59,075
SBA Paycheck Protection Program (PPP)	76,398	—
Real estate - commercial	147,229	130,998
Other real estate construction loans	32,920	23,043
Noncommercial
Real estate 1-4 family construction	7,709	7,600
Real estate - residential	75,000	71,370
Home equity	51,615	51,216
Consumer loans	11,073	12,957
Other loans	3,098	1,939
	469,376	358,198
Less:
Allowance for loan losses	(4,402)	(1,981)
Deferred loan fees, net	(1,635)	(248)
Loans held for investment, net	$463,339	$355,969

Although the Bank’s loan portfolio is diversified, there is a concentration of mortgage real estate loans, primarily 1 to 4 family residential and construction mortgage loans and home equity loans, which represent 28.62% of total loans. Additionally, there is a concentration in commercial loans (not including PPP loans) secured primarily by real estate, shopping center locations, commercial land development, commercial buildings, equipment, and general commercial loans that represent 52.09% of total loans. There is not a concentration of a particular type of credit in this group of commercial loans.

Total recorded investment in impaired loans, which consisted of non-accrual loans and other loans identified by management as impaired, totaled $8.2 million and $6.8 million at December 31, 2020 and 2019, respectively. There were no loans 90 days past due and still accruing at December 31, 2020 or at December 31, 2019.

Restructured loans at December 31, 2020 and December 31, 2019 totaled $4.4 million and $3.9 million, respectively, and are included in the impaired loan total. The carrying value of foreclosed properties held as other real estate was $0 and $494,000 at December 31, 2020 and 2019, respectively. The Company had $0 in foreclosed residential real estate and $51,000 of residential real estate in process of foreclosure at December 31, 2020. At December 31, 2019, the Company had $130,000 in foreclosed residential real estate and $387,000 of residential real estate in process of foreclosure.

The Company had loans of $193.1 million and $166.9 million pledged to borrowings at Federal Home Loan Bank and the Federal Reserve Bank at December 31, 2020 and 2019, respectively.

The Company’s loan policies are written to address loan-to-value ratios and collateralization methods with respect to each lending category. Consideration is given to the economic and credit risk of lending areas and customers associated with each category.